CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
REVENUE:
Contract and grant revenue	$ 11	$ 222	$ 30	$ 389	$ 820	$ 3,338
Sales - devices and disposables	201	116	323	248	359	72
Cost of goods sold	271	119	463	277	611	117
Gross Loss	(70)	(3)	(140)	(29)	(252)	(45)
COSTS AND EXPENSES:
Research and development	624	834	1,231	1,647	2,742	3,227
Sales and marketing	345	195	628	359	901	424
General and administrative	999	931	2,137	1,970	3,533	3,923
Total	1,968	1,960	3,996	3,976	7,174	7,574
Operating loss	(2,027)	(1,741)	(4,106)	(3,616)	(6,606)	(4,281)
OTHER INCOME	3	0	5	75	110	0
CHANGES IN FAIR VALUE OF WARRANTS	(81)	0	461	0	(674)	0
INTEREST EXPENSE	(47)	(9)	(74)	(24)	(45)	(72)
Total other income					(609)	(72)
LOSS BEFORE INCOME TAXES	(2,152)	(1,750)	(3,714)	(3,565)	(7,215)	(4,353)
PROVISION FOR INCOME TAXES	0	0	0	0	0	0
NET LOSS	(2,152)	(1,750)	(3,714)	(3,565)	(7,215)	(4,353)
PREFERRED STOCK DIVIDENDS	(41)	(1,171)	(89)	(1,171)	(3,175)	0
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (2,193)	$ (2,921)	$ (3,803)	$ (4,736)	$ (10,390)	$ (4,353)
BASIC AND DILUTED NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (0.03)	$ (0.04)	$ (0.05)	$ (0.07)	$ (0.16)	$ (0.08)
WEIGHTED AVERAGE SHARES OUTSTANDING	72,986	65,675	72,223	64,678	65,884	57,429